Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2015 Fund - Fidelity Freedom 2015 Fund	May 30, 2023
Bar Chart Table:
Annual Return 2013	11.88%
Annual Return 2014	5.17%
Annual Return 2015	(0.34%)
Annual Return 2016	7.04%
Annual Return 2017	14.28%
Annual Return 2018	(4.42%)
Annual Return 2019	16.28%
Annual Return 2020	12.42%
Annual Return 2021	7.26%
Annual Return 2022	(14.62%)